Organization and Description of Business (Details) $ / shares in Units, ¥ in Millions				1 Months Ended			12 Months Ended
	Jan. 02, 2020	Nov. 07, 2019	Feb. 07, 2016 USD ($) $ / shares shares	Nov. 11, 2019	Nov. 29, 2017 USD ($) $ / shares shares	May 12, 1999 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Nov. 01, 2019	Dec. 31, 2018 USD ($)	Dec. 07, 2018	Nov. 08, 2018	Feb. 29, 2016	Feb. 07, 2016 CNY (¥)	Jan. 10, 2016	Jul. 15, 2015	Nov. 22, 2011 USD ($)	Nov. 22, 2011 CNY (¥)	May 12, 1999 CNY (¥)
Organization and Description of Business (Details) [Line Items]
Common shares of value issued (in Dollars)							$ 14,270,194
Gross proceeds from the offering (in Dollars)							$ 16,100,000
Owners equity interest rate											14.00%		14.00%
Ownership interest, description	Beijing REIT signed a share transfer agreement with a third party, Hebei Huishitong Techonology Inc. (“Huishitong”), to sell its 100% of its ownership interest in Gu’an REIT to Huishitong for a total consideration of RMB 39.9 million (approximately $5.7 million). As of December 31, 2019, the Company received RMB 9.7 million (approximately $1.4 million) advance payment from Huishitong. Subsequently, during January to September 2020, the Company received an additional RMB19.3 million (approximately $2.7 million). Pursuant to the supplemental share transfer agreement, Huishitong shall make the remaining payment of RMB 10.9 million (approximately $1.6 million) to the Company before June 30, 2021.	Yunnan Litu Technology Development Co., Ltd. (“Yunnan Litu”) was jointly established by REIT Eco Engineering and a third-party, Dali Zhongrong Environmental Protection Engineering Co., Ltd. (“Dali Zhongrong”), to be engaged in providing services in comprehensive ecological restoration projects and sales of environmentally friendly equipment and new materials. As of December 31, 2019, Yunnan Litu did not have an active operation since its inception. REIT Eco Engineering owns 55% of the ownership interest in Yunnan Litu, with the remaining 45% owned by noncontrolling shareholder Dali Zhongrong. On July 13, 2020, REIT Eco Engineering transferred its 55% equity interest inYunnan Litu to a third-party individual and two third party companies for a nominal price because of the inactive business operation of Yunnan Litu since its inception. After the transaction, the Company no longer owns any equity interest of Yunnan Litu as of the date of this report (see Note 21- Subsequent events).		Yangbi Litu Eco Engineering Co., Ltd. (“Yangbi Litu”) was jointly established by REIT Eco Engineering and Yunnan Litu. REIT Eco Engineering owns 55% of the ownership interest in Yangbi Litu, with the remaining 45% equity interest owned by Yunnan Litu. Since the Company’s ownership interest in Yunnan Litu is 55%, this makes the Company holding an aggregate of 79.75% equity interest in Yangbi Litu, directly and indirectly. Yangbi Litu will be engaged in providing services in comprehensive ecological restoration and sale of environmentally friendly equipment and new materials. As of December 31, 2019, Yangbi Litu did not have any active operation since its inception. On July 13, 2020, REIT Eco Engineering transferred its 55% equity interest inYunnan Litu to a third-party individual and two third party companies for a nominal price. As a result, the Company’s equity ownership interest in Yangbi Litu decreased from 79.75% as of December 31, 2019 to 55% as of the date of this report (see Note 21- Subsequent events).
Additional paid-in capital									$ 42,725,852		$ 42,278,252
Number of shareholders						4														4
Number of subsidiaries						5
Carrying value of equity (in Dollars)									$ 897,281		$ 1,458,483
Reit Holdings [Member]
Organization and Description of Business (Details) [Line Items]
Owners equity interest rate									100.00%
Deposit made to Venture Business International (in Dollars)								$ 565,000
Beijing Reit Technology Development Co Ltd [Member]
Organization and Description of Business (Details) [Line Items]
Registered capital						$ 9,700,000														¥ 66
Additional paid-in capital						100
Registered capital (in Dollars)						$ 15,400,000
Reit Changjiang [Member]
Organization and Description of Business (Details) [Line Items]
Owners equity interest rate																84.32%
Registered capital																		$ 16,000,000
Additional paid-in capital | ¥																			¥ 100
Majority shareholders of interest rate								15.68%
Non-controlling equity interest value (in Dollars)								$ 3,300,000
Reit Xinyi [Member]
Organization and Description of Business (Details) [Line Items]
Owners equity interest rate																	70.00%
Noncontrolling shareholder, Percentage																	30.00%
Reit India [Member]
Organization and Description of Business (Details) [Line Items]
Owners equity interest rate														51.00%
Lingqiu Reit Dongtian Ecological Technology Co Ltd [Member]
Organization and Description of Business (Details) [Line Items]
Owners equity interest rate												51.00%
Noncontrolling shareholder, Percentage												49.00%
REIT Lingqiu [Member]
Organization and Description of Business (Details) [Line Items]
Owners equity interest rate										49.00%
Noncontrolling shareholder, Percentage										51.00%
IPO [Member]
Organization and Description of Business (Details) [Line Items]
Company issued shares (in Shares) | shares					3,220,000
Common share price (in Dollars per share) | $ / shares					$ 5.00
Gross proceeds from the offering (in Dollars)					$ 16,100,000
Net proceeds (in Dollars)					$ 14,300,000
Equity Transfer Agreement [Member]
Organization and Description of Business (Details) [Line Items]
Company issued shares (in Shares) | shares			17,830,000
Common share price (in Dollars per share) | $ / shares			$ 0.25
Proceeds from issuance of shares (in Dollars)			$ 4,457,500
Equity Transfer Agreement [Member] | Reit Holdings [Member]
Organization and Description of Business (Details) [Line Items]
(in Yuan Renminbi) | ¥															¥ 24
Carrying value of equity (in Dollars)			3,466,260
Payment of original shareholders			$ 3,466,260												¥ 24
Venture Business International [Member] | Reit Holdings [Member]
Organization and Description of Business (Details) [Line Items]
Majority shareholders of interest rate																15.68%
Venture Business International [Member] | Reit Changjiang [Member]
Organization and Description of Business (Details) [Line Items]
Owners equity interest rate																84.32%
Unrelated Investor [Member]
Organization and Description of Business (Details) [Line Items]
Company issued shares (in Shares) | shares								900,000
Common share price (in Dollars per share) | $ / shares								$ 4
Common shares of value issued (in Dollars)								$ 3,600,000